Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	$ (499,125)	$ (122,419)
Dividend and interest income from investments carried at fair value	107,143	101,523
Net loss attributable to AQN	(21,416)	(26,337)
Impairment		0
Interest and other income	24,102	20,776
Income (loss) from other long-term investments	(73,224)	(5,561)
Loss from long-term investments	(465,206)	(26,457)
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(482,774)	(107,030)
Dividend and interest income from investments carried at fair value	86,664	83,971
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(16,018)	(15,915)
Dividend and interest income from investments carried at fair value	20,443	17,222
Other
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(333)	$ 526
Dividend and interest income from investments carried at fair value	$ 36